Credit Facility and Other Financing Information (Details 3) - Revolving Credit Facility [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,500,000,000.0	$ 1,500,000,000.0
Line of credit facility, expiration date	Mar. 31, 2019	Mar. 31, 2019
Debt Instrument, Covenant Description		The Credit Facility contains common restrictions, including limitations on, among other things, distributions and dividends, acquisitions and investments, indebtedness, liens and affiliate transactions. The Credit Facility requires that we maintain a minimum fixed charge coverage ratio of one to one if availability under the Credit Facility is less than $150.0. The Credit Facility’s current availability significantly exceeds $150.0. Availability is calculated as the lesser of the Credit Facility commitment or our eligible collateral after advance rates, less in either case outstanding borrowings and letters of credit. We secure our Credit Facility obligations with our inventory and accounts receivable, and the Credit Facility’s availability fluctuates monthly based on the varying levels of eligible collateral.
Minimum Amount Of Borrowing Capacity For A Fixed Charge Coverage Ratio Applies	$ 150,000,000	$ 150,000,000
Line of credit, current borrowing capacity based on eligible collateral	1,181,300,000.0	1,275,200,000.0
Current borrowings on credit facility	520,000,000	550,000,000	$ 605,000,000
Letters of credit, outstanding	72,900,000	72,900,000
Line of credit facility, remaining borrowing capacity	$ 588,400,000	$ 652,300,000
Line of credit facility, Weighted Average Interest Rate (in hundredths)		2.10%	2.20%